Surface Acquisition - Unaudited Pro Forma Summary of Operations (Details) - Surface Acquisition $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenues	$ 257,244
Net loss	$ (284,575)